RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of key management remuneration

	2023	2022	2021

Short-term benefits (i)	66.7	74.2	68.3
Share-based payments (ii)	80.7	66.0	65.3
Total key management remuneration	147.4	140.2	133.6

(i)	These mainly correspond to management’s salaries and profit sharing (including performance bonuses).

(ii)	These correspond to compensation expenses of share options, restricted stocks and performance stocks granted to Management. In total amounts above exclude remuneration paid to members of the Fiscal Council and Committees.

Schedule of transactions with related parties

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	97.2	(143.3)	(0.5)	64.0
AB Package	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	(0.5)
AB USA	35.3	-	(915.9)	(3.1)	(0.2)
Bavaria	72.3	-	(56.7)	-	-
Cervecería Modelo	0.9	-	(1,234.9)	-	-
Cervecerías Peruanas	-	-	(7.8)	-	-
Inbev	-	-	(41.9)	-	-
ITW International	-	-	-	-	120.0
Other	1.7	18.9	(32.6)	(3.4)	1.0
	110.3	116.1	(2,668.6)	(7.0)	184.3

	2022
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	5.2	(117.3)	(8.5)	208.7
AB Package	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-
AB USA	25.5	-	(1,129.7)	(3.2)	-
Ambev Peru	0.6	-	-	-	-
Bavaria	32.0	-	(56.7)	-	-
Cervecería Modelo	124.4	-	(1,323.6)	-	-
Cervecerías Peruanas	1.7	-	(49.6)	-	-
Inbev	-	-	(129.8)	-	-
ITW International	-	-	-	-	37.3
Other	84.8	9.6	(87.2)	(7.1)	1.9
	269.1	14.8	(3,250.7)	(36.9)	247.9

	2021
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.7	-	(180.3)	(10.7)	-
AB Package	-	-	(286.7)	-	-
AB Procurement	-	-	-	(16.1)	-
AB USA	32.1	-	(1,209.9)	(3.9)	0.3
Ambev Peru	3.2	-	-	-	-
Bavaria	30.9	-	(57.0)	-	-
Cervecería Modelo	0.8	-	(1,708.2)	-	-
Cervecerías Peruanas	3.2	-	(32.9)	-	-
Inbev	-	-	(107.9)	-	-
ITW International	-	-	-	-	42.2
Other	19.5	3.6	(143.0)	(8.2)	-
	90.4	3.6	(3,725.9)	(38.9)	42.5

30.4 Open Balances with Related Parties

			2023		2022
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivables	Trade receivables (i)	Other trade receivables (i)
AB Africa	3.7	-	-	1.6	-
AB InBev	139.2	-	-	142.7	-
AB Services	17.2	-	-	23.7	-
AB USA	27.1	-	-	71.1	-
Bavaria	10.4	-	-	13.9	-
Cervecería Modelo	11.2	-	-	12.0	-
Cervecerías Peruanas	-	-	-	0.9	-
Inbev	1.4	19.0	-	1.0	23.9
Panama Holding	4.0	-	1.0	3.9	-
Other	22.5	-	-	19.9	0.9
	236.7	19.0	1.0	290.7	24.8

	2023		2022
	Non-current	Current	Non-current	Current
	Trade payables (i)	Trade payables (i)	Trade payables (i)	Trade payables (i)
AB InBev	-	(21.5)	-	(82.0)
AB Package	-	(110.2)	-	(79.3)
AB Services	-	(2.4)	-	(5.7)
AB USA	-	(209.6)	-	(237.7)
Bavaria	-	(30.2)	-	(6.9)
Cervecería Modelo (ii)	-	(1,497.9)	-	(345.5)
Cervecerías Peruanas	-	(7.9)	-	(46.4)
Inbev	-	(8.7)	-	(12.2)
ITW International	(199.9)	-	(343.6)	-
Other	-	(28.1)	-	(14.7)
	(199.9)	(1,916.5)	(343.6)	(830.4)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.

(ii)	The outstanding balances with Cervecería Modelo are mainly made up of the accounts payable described in note 1.2.2, as well as amounts for product purchases and others.